OPERATING LEASES AND COMMITMENT (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Beginning balance	$ 391	$ 426	$ 147
Renewed office lease	(4)	184	533
Repayments of lease liability	(229)	(238)	(265)
Interest expenser	15	19	11
Ending balance	173	391	426
Lease liability due within one year	173	228	193
Lease liability long term	$ 0	$ 163	$ 233